Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 3.0%
FIBRA Macquarie Mexico(a)	7,143,276	$12,118,815
PLA Administradora Industrial S. de RL de CV(b)	7,089,850	12,893,916
Prologis Property Mexico SA de CV	5,957,728	20,076,893
		45,089,624
Passenger Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)(c)	7,896,912	10,892,908

Automobile Components — 0.4%
Nemak SAB de CV(a)(c)	22,758,989	5,326,599

Banks — 14.7%
Banco del Bajio SA(a)	6,417,602	20,102,851
Grupo Financiero Banorte SAB de CV, Class O	17,805,223	142,721,611
Grupo Financiero Inbursa SAB de CV, Class O(b)(c)	17,154,810	38,103,481
Regional SAB de CV	2,116,786	16,469,741
		217,397,684
Beverages — 13.0%
Arca Continental SAB de CV	3,684,146	37,245,510
Coca-Cola Femsa SAB de CV	2,569,791	21,107,181
Fomento Economico Mexicano SAB de CV	13,278,782	133,711,157
		192,063,848
Building Products — 0.3%
Grupo Rotoplas SAB de CV(b)	2,860,471	4,485,808

Capital Markets — 0.6%
Bolsa Mexicana de Valores SAB de CV	4,414,487	9,316,117

Chemicals — 1.2%
Orbia Advance Corp. SAB de CV	8,419,053	17,476,829

Construction Materials — 5.1%
Cemex SAB de CV, NVS(c)	104,532,736	62,876,833
GCC SAB de CV	1,562,728	11,952,144
		74,828,977
Consumer Finance — 0.8%
Gentera SAB de CV	10,526,658	11,312,780

Diversified Telecommunication Services — 1.0%
Operadora De Sites Mexicanos SAB de CV, Class A-1(b)	11,627,073	10,253,962
Sitios Latinoamerica SAB de CV(b)(c)	9,802,523	4,067,529
		14,321,491
Diversified REITs — 2.8%
Concentradora Fibra Danhos SA de CV(b)	4,243,654	5,318,662
Fibra Uno Administracion SA de CV	24,674,986	35,821,903
		41,140,565
Consumer Staples Distribution & Retail — 9.9%
La Comer SAB de CV(b)	4,713,171	10,199,570
Wal-Mart de Mexico SAB de CV	35,946,447	136,600,156
		146,799,726
Food Products — 5.9%
Gruma SAB de CV, Class B	1,700,520	26,136,999
Grupo Bimbo SAB de CV, Series A	10,429,657	55,753,766
Grupo Herdez SAB de CV	2,192,124	5,473,804
		87,364,569
Hotels, Restaurants & Leisure — 1.0%
Alsea SAB de CV(c)	5,030,326	14,591,330
Security	Shares	Value

Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	12,599,806	$25,628,414

Industrial Conglomerates — 2.6%
Alfa SAB de CV, Class A	24,850,622	15,214,666
Grupo Carso SAB de CV, Series A1	3,888,983	23,135,151
		38,349,817
Insurance — 0.9%
Qualitas Controladora SAB de CV	1,900,389	12,836,140

Media — 1.5%
Grupo Televisa SAB, CPO	19,137,897	18,327,547
Megacable Holdings SAB de CV, CPO	1,767,524	4,096,811
		22,424,358
Metals & Mining — 5.9%
Grupo Mexico SAB de CV, Series B	15,005,029	66,597,593
Industrias Penoles SAB de CV(b)(c)	1,373,606	21,019,146
		87,616,739
Pharmaceuticals — 0.5%
Genomma Lab Internacional SAB de CV, Class B	8,517,568	7,150,539

Real Estate Management & Development — 1.2%
Corp Inmobiliaria Vesta SAB de CV	5,557,496	17,631,674

Ground Transportation — 0.4%
Grupo Traxion SAB de CV(a)(b)(c)	3,216,000	6,545,085

Transportation Infrastructure — 9.2%
Grupo Aeroportuario del Centro Norte SAB de CV	2,427,611	25,142,085
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,799,786	49,536,380
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,537,544	43,064,096
Promotora y Operadora de Infraestructura SAB de CV	1,966,218	18,985,247
		136,727,808
Wireless Telecommunication Services — 15.3%
America Movil SAB de CV, Series B, NVS(b)	212,239,271	226,529,337

Total Long-Term Investments — 99.6%
(Cost: $1,593,839,476)		1,473,848,766

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	10,099,481	10,101,501
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	3,020,000	3,020,000

Total Short-Term Securities — 0.9%
(Cost: $13,117,548)		13,121,501

Total Investments — 100.5%
(Cost: $1,606,957,024)		1,486,970,267

Liabilities in Excess of Other Assets — (0.5)%		(6,930,038)

Net Assets — 100.0%		$1,480,040,229

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,525,691	$—		$(8,422,447	)(a)	$3,277	$(5,020)	$10,101,501	10,099,481	$129,645	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	2,770,000	(a)	—		—	—	3,020,000	3,020,000	31,900		—
						$3,277	$(5,020)	$13,121,501		$161,545		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mexican BOLSA Index	173	06/16/23	$5,183	$(140,610)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,473,848,766	$—	$—	$1,473,848,766
Short-Term Securities
Money Market Funds	13,121,501	—	—	13,121,501
	$1,486,970,267	$—	$—	$1,486,970,267

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(140,610)	$—	$—	$(140,610)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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